Segment reporting Revenue by major product categories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue from third parties and related party	$ 60,547,274	$ 42,135,715
Tapioca
Revenue from third parties and related party	31,472,734	0
Corn
Revenue from third parties and related party	9,334,913	10,209,876
Shiitake
Revenue from third parties and related party	8,841,248	10,009,944
Mu Er
Revenue from third parties and related party	7,540,236	10,854,307
Cotton
Revenue from third parties and related party	1,893,711	10,283,106
Corn starch
Revenue from third parties and related party	1,354,432	0
Other edible fungi
Revenue from third parties and related party	$ 110,000	$ 778,482